Trade accounts receivable - Analysis by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	$ 173,204	$ 182,713
BRL
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	39,000	66,486
US Dollar
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	133,689	115,879
Other
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	$ 515	$ 348